Recent Accounting Pronouncements and Changes to Accounting Policies - Summary of Impacts of Adopting IFRS 15 in Consolidated Statements of Income and Comprehensive Income (Loss) (Detail) - CAD ($)
$ / shares in Units, $ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net income
Gross revenue	$ 4,283.8	$ 4,028.7
Subconsultant/subcontractor and other direct expenses	928.6	854.9
Total income taxes	55.0	166.5
Net income for the year from continuing operations	171.3	97.0
Net loss from discontinued operation, net of tax	(123.9)
Net income for the year	47.4	97.0
Comprehensive income
Exchange differences on translation of foreign operations	124.1	(134.1)
Other comprehensive income for the year, net of tax	114.5	(117.8)
Total comprehensive income (loss) for the year, net of tax	$ 161.9	$ (20.8)
Earnings per share, basic and diluted
Continuing operations	$ 1.51	$ 0.85
Discontinued operations	(1.09)
Total basic and diluted earnings per share	$ 0.42	$ 0.85
Previously stated [member]
Net income
Gross revenue	$ 4,287.9
Subconsultant/subcontractor and other direct expenses	937.1
Total income taxes	53.8
Net income for the year from continuing operations	168.1
Net loss from discontinued operation, net of tax	(146.9)
Net income for the year	21.2
Comprehensive income
Exchange differences on translation of foreign operations	124.7
Other comprehensive income for the year, net of tax	115.1
Total comprehensive income (loss) for the year, net of tax	$ 136.3
Earnings per share, basic and diluted
Continuing operations	$ 1.48
Discontinued operations	(1.29)
Total basic and diluted earnings per share	$ 0.19
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Net income
Gross revenue	$ (4.1)
Subconsultant/subcontractor and other direct expenses	(8.5)
Total income taxes	1.2
Net income for the year from continuing operations	3.2
Net loss from discontinued operation, net of tax	23.0
Net income for the year	26.2
Comprehensive income
Exchange differences on translation of foreign operations	(0.6)
Other comprehensive income for the year, net of tax	(0.6)
Total comprehensive income (loss) for the year, net of tax	$ 25.6
Earnings per share, basic and diluted
Continuing operations	$ 0.03
Discontinued operations	0.20
Total basic and diluted earnings per share	$ 0.23